OTHER FINANCIAL LIABILITIES (Details 5) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Cross currency swaps (CCS) [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair values of net assets/ (liabilities)	[1]	$ 38,875	$ (12,286)
Interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair values of net assets/ (liabilities)	[2]	(6,542)	(16,926)
Fuel Derivative [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair values of net assets/ (liabilities)	[3]	10,711	10,088
Currency forward-options US$/GBP$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair values of net assets/ (liabilities)	[4]		618
Currency forward-options US$/EUR$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair values of net assets/ (liabilities)	[4]		109
Currency options R$/US$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair values of net assets/ (liabilities)	[4]	4,370	(1,752)
Currency options CLP/US$
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair values of net assets/ (liabilities)	[4]	$ 636

[1]	Covers the significant variations in cash flows associated with market risk implicit in the changes in the 3-month LIBOR interest rate and the exchange rate US$/UF of bank loans. These contracts are recorded as cash flow hedges and fair value.
[2]	Covers the significant variations in cash flows associated with market risk implicit in the increases in the 3 months LIBOR interest rates for long-term loans incurred in the acquisition of aircraft and bank loans. These contracts are recorded as cash flow hedges.
[3]	Covers significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.
[4]	Covers the foreign exchange risk exposure of operating cash flows caused mainly by fluctuations in the exchange rate R$/US$, US$/EUR and US$/GBP. These contracts are recorded as cash flow hedges.